Columbia Variable Portfolio – Global Strategic Income Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 1.4%
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.381%	185,823	185,934
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.533%	341,254	341,595
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month Term SOFR + 1.732% 04/16/2031	7.018%	500,000	500,675
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.653%	101,426	101,550
Total			1,129,754
United States 7.7%
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	250,000	251,054
Series 2023-B Class 1A
09/15/2028	6.820%	300,000	306,081
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	6.382%	233,946	234,058
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	348,178	348,465
Series 2024-3A Class A3
12/15/2027	5.650%	500,000	506,868
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	600,000	578,345
GLS Auto Select Receivables Trust(a)
Series 2024-3A Class A2
10/15/2029	5.590%	500,000	508,210
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	500,000	506,799
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%		231,247	228,088
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%		107,399	107,951
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class C
10/15/2031	7.270%		499,909	507,567
Subordinated Series 2024-6 Class C
11/15/2031	7.068%		499,871	507,009
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class C
12/15/2031	7.095%		500,000	507,282
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%		63,609	64,306
Series 2023-3 Class A
12/16/2030	7.600%		88,602	89,140
Series 2023-6 Class A
06/16/2031	7.128%		99,935	100,134
Series 2024-1 Class A
07/15/2031	6.660%		255,542	259,885
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%		326,886	332,816
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%		108,104	108,939
Series 2023-1A Class A
04/15/2029	7.580%		171,529	172,872
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		45,675	45,190
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%		118,827	117,385
Total				6,388,444
Total Asset-Backed Securities — Non-Agency (Cost $7,468,501)				7,518,198

Commercial Mortgage-Backed Securities - Non-Agency(c) 0.7%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	260,904	351,838

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.3%
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		300,000	151,050
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	61,803
Hilton USA Trust(a),(d)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%		550,000	27,517
Total				240,370
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,340,638)				592,208

Convertible Bonds 0.0%

United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		31,000	24,873
Total Convertible Bonds (Cost $29,285)				24,873

Corporate Bonds & Notes(c) 50.2%

Australia 0.6%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	309,707
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	187,303
Total				497,010
Belgium 0.5%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	166,351
Azelis Finance NV(a)
03/15/2028	5.750%	EUR	100,000	114,933
Telenet Finance Luxembourg Notes Sarl(a)
03/01/2028	3.500%	EUR	100,000	109,416
Total				390,700
Bermuda 0.2%
Bacardi Ltd.(a)
05/15/2048	5.300%		160,000	151,167
Brazil 0.2%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	156,626
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%		62,000	60,351
09/15/2029	5.625%		17,000	17,243
1375209 BC Ltd.(a)
01/30/2028	9.000%		4,000	3,964
Air Canada(a)
08/15/2026	3.875%		17,000	16,556
Baytex Energy Corp.(a)
04/30/2030	8.500%		30,000	31,105
03/15/2032	7.375%		20,000	19,914
Bombardier, Inc.(a)
07/01/2031	7.250%		6,000	6,350
Enbridge, Inc.
04/05/2027	5.250%		14,000	14,336
GFL Environmental, Inc.(a)
08/01/2025	3.750%		18,000	17,852
12/15/2026	5.125%		14,000	13,966
08/01/2028	4.000%		21,000	20,189
01/15/2031	6.750%		20,000	20,986
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		5,000	4,947
Primo Water Holdings, Inc.(a)
10/31/2028	3.875%	EUR	100,000	109,443
04/30/2029	4.375%		29,000	27,797
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%		4,000	4,138
03/15/2031	7.750%		26,000	27,742
Total				416,879
China 0.0%
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	28,342
Colombia 0.2%
Millicom International Cellular SA(a)
03/25/2029	6.250%		180,000	179,324
France 1.8%
Altice France SA(a)
02/01/2027	8.125%		8,000	6,495
01/15/2028	5.500%		24,000	17,496
07/15/2029	5.125%		8,000	5,608
10/15/2029	5.500%		25,000	17,516
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	102,918
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	206,820
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	105,080
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	94,851
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	111,053
Iliad Holding SAS(a)
10/15/2026	6.500%		43,000	43,445
10/15/2028	7.000%		29,000	29,518
iliad SA(a)
06/17/2026	2.375%	EUR	100,000	108,810
Paprec Holding SA(a)
07/01/2028	3.500%	EUR	100,000	108,258
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	106,301
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	218,990
Valeo(a)
06/18/2025	1.500%	EUR	100,000	109,361
Veolia Environnement SA(a),(e),(f)
	2.250%	EUR	100,000	108,393
Total				1,500,913
Germany 4.4%
Amprion GmbH(a)
09/23/2033	0.625%	EUR	400,000	352,512
Aroundtown Finance Sarl(e),(f)
	7.125%	EUR	100,000	103,478
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	308,035
Bayer AG(a)
05/26/2033	4.625%	EUR	100,000	118,401
Bayer AG(a),(f)
11/12/2079	3.125%	EUR	100,000	104,914
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	109,367
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	371,867
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	449,245
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	99,519
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	110,234
IHO Verwaltungs GmbH(a),(g)
05/15/2028	8.750%	EUR	100,000	116,891
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	96,287
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	109,523
ProGroup AG(a)
04/15/2031	5.375%	EUR	100,000	108,510
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	107,558
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	97,881
TUI Cruises GmbH(a)
04/15/2029	6.250%	EUR	100,000	117,102
Vertical Holdco GmbH(a)
07/15/2028	7.625%		8,000	8,049
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		28,000	27,711
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	97,378
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	111,845
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	156,983
Vonovia SE(a)
06/28/2028	1.875%	EUR	200,000	212,436
ZF Finance GmbH(a)
05/03/2028	2.250%	EUR	100,000	100,462
ZF North America Capital, Inc.(a)
04/23/2032	6.875%		16,000	16,039
Total				3,612,227
Gibraltar 0.1%
888 Acquisitions Ltd.(a)
07/15/2027	7.558%	EUR	100,000	109,135
India 0.7%
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		200,000	191,690
ReNew Wind Energy AP2/Power Pvt Ltd.(a)
07/14/2028	4.500%		200,000	187,227
Summit Digitel Infrastructure Ltd.(a)
08/12/2031	2.875%		200,000	173,618
Total				552,535
Ireland 0.5%
eircom Finance DAC(a)
12/15/2029	5.750%	EUR	100,000	114,668

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	204,752
GGAM Finance Ltd.(a)
02/15/2027	8.000%		20,000	20,909
04/15/2029	6.875%		15,000	15,615
03/15/2030	5.875%		14,000	14,032
James Hardie International Finance DAC(a)
01/15/2028	5.000%		18,000	17,831
Total				387,807
Israel 0.1%
Teva Pharmaceutical Finance Netherlands II BV
05/09/2027	3.750%	EUR	100,000	110,470
Italy 1.1%
Autostrade per l’Italia SpA(a)
12/04/2028	2.000%	EUR	200,000	211,889
09/26/2029	1.875%	EUR	200,000	208,446
FIS Fabbrica Italiana Sintetici SpA(a)
08/01/2027	5.625%	EUR	100,000	110,049
Lottomatica SpA(a)
06/01/2028	7.125%	EUR	100,000	117,159
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	103,786
Telecom Italia SpA(a)
07/31/2028	7.875%	EUR	100,000	125,659
Total				876,988
Luxembourg 1.0%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	109,556
Altice France Holding SA(a)
02/15/2028	6.000%		24,000	7,522
Eurofins Scientific SE(a),(e),(f)
	6.750%	EUR	100,000	117,716
Herens Holdco Sarl(a)
05/15/2028	4.750%		19,000	16,618
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	109,423
04/15/2029	7.500%		30,000	31,359
ION Trading Technologies Sarl(a)
05/30/2029	9.500%		20,000	20,467
Loarre Investments Sarl(a)
05/15/2029	6.500%	EUR	100,000	115,931
Matterhorn Telecom SA(a)
09/15/2026	3.125%	EUR	100,000	109,924
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	109,963
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vivion Investments Sarl(a),(f),(g)
08/31/2028	8.000%	EUR	100,000	107,454
Total				855,933
Macau 0.5%
Sands China Ltd.(f)
06/18/2030	4.375%		200,000	191,585
Studio City Finance Ltd.(a)
01/15/2029	5.000%		200,000	183,791
Total				375,376
Netherlands 1.2%
GTCR W Dutch Finance Sub BV(a)
01/15/2031	8.500%	GBP	100,000	144,763
ING Groep NV(a),(f)
02/01/2030	0.250%	EUR	200,000	196,547
MSD Netherlands Capital BV
05/30/2054	3.750%	EUR	100,000	110,980
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	105,703
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	99,845
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	110,578
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		14,000	13,928
08/15/2027	8.500%		13,000	13,025
United Group BV(a)
08/15/2028	4.625%	EUR	100,000	109,367
VZ Secured Financing BV(a)
01/15/2032	5.000%		43,000	39,551
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		34,000	31,355
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		7,000	6,996
Ziggo BV(a)
01/15/2030	4.875%		20,000	19,006
Total				1,001,644
Peru 0.1%
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		60,000	60,881
Poland 0.3%
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	8,784
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canpack SA/US LLC(a)
11/01/2027	2.375%	EUR	100,000	106,680
11/15/2029	3.875%		24,000	22,359
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	106,539
Total				244,362
Portugal 0.1%
EDP - Energias de Portugal SA(a),(f)
04/23/2083	5.943%	EUR	100,000	117,213
Spain 1.0%
Cirsa Finance International Sarl(a)
07/31/2028	7.875%	EUR	100,000	118,044
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		34,000	31,896
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	106,467
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	110,517
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	252,122
Repsol International Finance BV(a),(e),(f)
	3.750%	EUR	100,000	110,898
Telefonica Europe BV(a),(e),(f)
	3.875%	EUR	100,000	110,758
Total				840,702
Sweden 0.1%
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	109,318
Switzerland 0.1%
Dufry One BV(a)
04/18/2031	4.750%	EUR	100,000	114,944
Tanzania 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	185,861
United Arab Emirates 0.4%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	342,176
United Kingdom 7.2%
Amber Finco PLC(a)
07/15/2029	6.625%	EUR	100,000	116,601
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	131,206
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	298,634
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	221,863
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	130,097
BP Capital Markets PLC(a),(e),(f)
	3.250%	EUR	200,000	220,125
Cadent Finance PLC(a)
03/11/2032	0.750%	EUR	100,000	92,260
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	193,276
CD&R Firefly Bidco PLC(a)
04/30/2029	8.625%	GBP	100,000	138,291
Co-operative Group Holdings Ltd.(a),(f)
07/08/2026	7.500%	GBP	100,000	136,176
Deuce Finco PLC(a)
06/15/2027	5.500%	GBP	100,000	131,239
DS Smith PLC(a)
07/26/2029	2.875%	GBP	170,000	207,052
07/27/2030	4.500%	EUR	300,000	353,652
HBOS PLC(f)
Subordinated
03/18/2030	4.500%	EUR	255,000	284,223
Heathrow Finance PLC(a)
03/01/2031	6.625%	GBP	100,000	133,528
INEOS Quattro Finance 2 PLC(a)
03/15/2029	8.500%	EUR	100,000	117,710
03/15/2029	9.625%		27,000	28,890
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	111,801
Jerrold Finco PLC(a)
01/15/2027	5.250%	GBP	100,000	131,362
Kane Bidco Ltd.(a)
02/15/2027	5.000%	EUR	100,000	110,062
Market Bidco Finco PLC(a)
11/04/2027	5.500%	GBP	100,000	126,060
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	131,650
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	184,908
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	131,184
Pinnacle Bidco PLC(a)
10/11/2028	8.250%	EUR	100,000	118,117
Premier Foods Finance PLC(a)
10/15/2026	3.500%	GBP	100,000	130,531

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rolls-Royce PLC
06/18/2026	3.375%	GBP	100,000	130,146
Royal Bank of Scotland Group PLC(a),(f)
03/02/2026	1.750%	EUR	335,000	370,413
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	105,426
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	100,000	107,265
Synthomer PLC(a)
07/01/2025	3.875%	EUR	100,000	110,613
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	400,000	320,599
01/18/2031	4.375%	EUR	100,000	80,758
Virgin Media Finance PLC(a)
07/15/2030	5.000%		18,000	15,818
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		15,000	14,382
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	119,699
01/31/2031	4.250%		26,000	23,060
07/15/2031	4.750%		38,000	33,830
Vodafone Group PLC(a),(f)
10/03/2078	4.200%	EUR	100,000	112,012
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	267,247
Total				5,921,766
United States 27.1%
AbbVie, Inc.
03/15/2029	4.800%		364,000	374,531
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		4,000	3,895
04/15/2029	5.000%		19,000	18,107
Acushnet Co.(a)
10/15/2028	7.375%		4,000	4,219
Aetna, Inc.
08/15/2047	3.875%		35,000	27,337
AG Issuer LLC(a)
03/01/2028	6.250%		15,000	14,708
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%		31,000	31,763
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		15,000	14,754
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%		9,000	9,582
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Allegheny Technologies, Inc.
12/01/2027	5.875%		8,000	7,992
10/01/2029	4.875%		5,000	4,835
10/01/2031	5.125%		21,000	20,423
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%		45,000	44,843
04/15/2028	6.750%		40,000	40,641
11/01/2029	5.875%		3,000	2,878
01/15/2031	7.000%		35,000	35,975
10/01/2031	6.500%		11,000	11,129
10/01/2032	7.375%		14,000	14,205
Alpha Generation LLC(a)
10/15/2032	6.750%		14,000	14,209
Amentum Escrow Corp.(a)
08/01/2032	7.250%		10,000	10,434
American Airlines, Inc.(a)
05/15/2029	8.500%		20,000	21,206
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		25,736	25,661
04/20/2029	5.750%		54,343	54,273
American Axle & Manufacturing, Inc.
04/01/2027	6.500%		2,000	2,007
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		65,000	62,563
Amgen, Inc.
03/02/2063	5.750%		71,000	74,872
AmWINS Group, Inc.(a)
02/15/2029	6.375%		20,000	20,479
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%		36,000	37,241
APX Group, Inc.(a)
07/15/2029	5.750%		17,000	16,829
Arches Buyer, Inc.(a)
06/01/2028	4.250%		30,000	27,590
12/01/2028	6.125%		36,000	30,852
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%		8,000	8,028
04/01/2028	6.250%		11,000	11,052
09/01/2032	6.625%		12,000	12,320
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	2.000%	EUR	100,000	101,091
09/01/2029	4.000%		41,000	36,600
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%		31,000	33,028
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		36,000	34,205
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	5,725
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	103,972
AssuredPartners, Inc.(a)
01/15/2029	5.625%		40,000	38,545
02/15/2032	7.500%		21,000	21,611
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	105,987
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	110,334
07/15/2028	4.625%		21,000	20,533
11/01/2029	3.875%		27,000	25,550
Avient Corp.(a)
08/01/2030	7.125%		8,000	8,345
11/01/2031	6.250%		4,000	4,101
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%		14,000	14,326
02/15/2031	8.000%		19,000	19,435
Avis Budget Finance PLC(a)
07/31/2030	7.250%	EUR	100,000	110,974
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		17,000	15,901
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		3,000	2,978
Ball Corp.
03/15/2028	6.875%		8,000	8,273
06/15/2029	6.000%		13,000	13,452
Bank of America Corp.(a),(f)
03/22/2031	0.694%	EUR	700,000	681,429
Bank of America Corp.(f)
07/21/2032	2.299%		600,000	519,341
10/20/2032	2.572%		18,000	15,777
Subordinated
09/21/2036	2.482%		3,000	2,532
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		16,000	16,924
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	11,821
08/01/2030	6.500%		23,000	23,825
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	328,524
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	156,731
Block, Inc.
06/01/2026	2.750%		75,000	72,691
Block, Inc.(a)
05/15/2032	6.500%		33,000	34,371
Boeing Co. (The)
08/01/2059	3.950%		109,000	74,447
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
06/15/2031	4.750%		17,000	16,224
Boyne USA, Inc.(a)
05/15/2029	4.750%		29,000	27,928
BP Capital Markets America, Inc.
11/17/2027	5.017%		25,000	25,713
Broadcom, Inc.(a)
11/15/2036	3.187%		126,000	106,727
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		34,000	32,514
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		51,000	48,532
02/15/2030	7.000%		37,000	38,661
02/15/2032	6.500%		30,000	31,029
Camelot Finance SA(a)
11/01/2026	4.500%		10,000	9,853
Campbell Soup Co.(h)
03/23/2035	4.750%		60,000	59,776
Carnival Corp.(a)
03/01/2026	7.625%		20,000	20,199
03/01/2027	5.750%		20,000	20,261
08/01/2028	4.000%		15,000	14,480
08/15/2029	7.000%		7,000	7,438
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%		11,000	11,873
Carrier Global Corp.
02/15/2030	2.722%		230,000	212,450
Catalent Pharma Solutions, Inc.(a)
03/01/2028	2.375%	EUR	100,000	109,474
02/15/2029	3.125%		6,000	5,896
04/01/2030	3.500%		20,000	19,673
Caterpillar Financial Services Corp.
10/16/2026	4.450%		51,000	51,604
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		41,000	40,327
02/01/2028	5.000%		20,000	19,461
06/01/2029	5.375%		10,000	9,632
03/01/2030	4.750%		42,000	38,587
08/15/2030	4.500%		22,000	19,914
02/01/2031	4.250%		53,000	46,810
02/01/2032	4.750%		46,000	40,452
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%		24,000	20,744
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		41,000	41,001
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a),(h)
10/15/2029	9.500%		31,000	31,019
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%		10,000	10,012

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	23,000	22,916
10/01/2028	6.500%	8,000	8,103
Centene Corp.
12/15/2029	4.625%	16,000	15,664
02/15/2030	3.375%	16,000	14,744
10/15/2030	3.000%	312,000	279,254
08/01/2031	2.625%	51,000	43,742
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	14,000	14,566
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	13,000	13,293
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	10,000	9,717
03/15/2029	3.750%	7,000	6,587
03/15/2031	4.000%	9,000	8,301
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	95,000	79,556
12/01/2061	4.400%	15,000	10,202
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	11,000	11,223
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	7,000	7,351
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	25,000	24,588
04/15/2029	6.875%	19,000	17,208
05/15/2030	5.250%	38,000	34,960
02/15/2031	4.750%	10,000	8,788
01/15/2032	10.875%	4,000	4,409
Churchill Downs, Inc.(a)
04/01/2027	5.500%	7,000	6,974
05/01/2031	6.750%	9,000	9,306
Cigna Corp.
03/15/2050	3.400%	11,000	8,080
Cigna Group (The)
02/15/2054	5.600%	11,000	11,366
Cinemark USA, Inc.(a)
07/15/2028	5.250%	9,000	8,848
08/01/2032	7.000%	8,000	8,358
Citigroup, Inc.(f)
06/03/2031	2.572%	170,000	152,843
01/25/2033	3.057%	113,000	100,910
Civitas Resources, Inc.(a)
07/01/2028	8.375%	8,000	8,361
11/01/2030	8.625%	7,000	7,421
07/01/2031	8.750%	41,000	43,460
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	16,000	16,494
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	11,503
07/01/2029	4.875%	45,000	43,307
Clean Harbors, Inc.(a)
02/01/2031	6.375%	2,000	2,048
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	15,000	13,419
09/15/2028	9.000%	15,000	15,947
06/01/2029	7.500%	26,000	22,369
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	15,000	14,746
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	33,000	32,389
02/15/2031	3.750%	51,000	46,691
01/15/2032	3.750%	9,000	8,138
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	81,000	82,439
06/30/2032	8.250%	47,000	49,129
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	10,000	10,164
CMS Energy Corp.
11/15/2025	3.600%	682,000	673,155
CNX Midstream Partners LP(a)
04/15/2030	4.750%	26,000	24,293
CNX Resources Corp.(a)
01/15/2029	6.000%	9,000	9,050
01/15/2031	7.375%	5,000	5,229
Coca-Cola Co. (The)
05/13/2064	5.400%	16,000	17,062
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	22,000	22,027
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	49,000	50,036
Comcast Corp.
03/01/2026	3.150%	82,000	80,868
Comstock Resources, Inc.(a)
03/01/2029	6.750%	6,000	5,865
03/01/2029	6.750%	5,000	4,875
01/15/2030	5.875%	18,000	16,833
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	17,000	17,899
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	50,000	48,785
Constellation Brands, Inc.
08/01/2029	3.150%	14,000	13,283
05/01/2033	4.900%	24,000	24,242
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%		28,000	27,971
04/15/2029	3.750%		34,000	31,756
08/15/2032	6.375%		9,000	9,247
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%		7,000	7,403
CSC Holdings LLC(a)
02/01/2028	5.375%		31,000	26,098
01/15/2030	5.750%		11,000	5,693
12/01/2030	4.125%		41,000	29,883
12/01/2030	4.625%		18,000	9,133
02/15/2031	3.375%		11,000	7,822
11/15/2031	5.000%		5,000	2,462
CVS Health Corp.
07/20/2045	5.125%		147,000	137,009
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	110,856
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		21,000	21,194
DaVita, Inc.(a)
06/01/2030	4.625%		12,000	11,421
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%		49,000	51,589
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		18,000	17,970
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	201,265
DISH DBS Corp.(a)
12/01/2028	5.750%		17,000	14,927
DISH Network Corp.(a)
11/15/2027	11.750%		32,000	33,561
DT Midstream, Inc.(a)
06/15/2029	4.125%		7,000	6,696
06/15/2031	4.375%		37,000	35,013
04/15/2032	4.300%		4,000	3,741
DTE Energy Co.
10/01/2026	2.850%		490,000	476,987
07/01/2027	4.950%		150,000	152,589
Duke Energy Corp.
09/01/2046	3.750%		195,000	154,673
Edison International
11/15/2028	5.250%		24,000	24,675
Element Solutions, Inc.(a)
09/01/2028	3.875%		25,000	23,825
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.375%	EUR	100,000	116,682
12/15/2030	6.625%		54,000	55,675
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%		15,000	15,651
Encompass Health Corp.
02/01/2028	4.500%		10,000	9,815
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,898
06/15/2030	5.950%		23,000	23,441
EQM Midstream Partners LP(a)
07/01/2025	6.000%		16,000	16,029
07/01/2027	6.500%		13,000	13,386
01/15/2029	4.500%		19,000	18,587
04/01/2029	6.375%		11,000	11,365
01/15/2031	4.750%		49,000	47,459
EQM Midstream Partners LP
07/15/2048	6.500%		18,000	18,628
ERAC USA Finance LLC(a)
11/01/2025	3.800%		13,000	12,912
05/01/2028	4.600%		109,000	110,290
Esab Corp.(a)
04/15/2029	6.250%		11,000	11,312
Exelon Corp.
03/15/2052	4.100%		17,000	14,047
03/15/2053	5.600%		45,000	46,894
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		25,000	23,256
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	292,147
FirstEnergy Corp.
03/01/2050	3.400%		38,000	27,958
Focus Financial Partners LLC(a)
09/15/2031	6.750%		24,000	24,185
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	36,522
03/15/2043	5.450%		214,000	214,806
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	12,757
03/15/2031	8.625%		34,000	36,680
Gates Corp. (The)(a)
07/01/2029	6.875%		12,000	12,432
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%		26,000	26,756
Gilead Sciences, Inc.
03/01/2026	3.650%		335,000	332,330
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%		38,000	32,946
10/21/2032	2.650%		115,000	100,997
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%		10,000	9,186

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%		6,000	6,099
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%		41,000	43,981
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		22,000	20,644
Hanesbrands, Inc.(a)
05/15/2026	4.875%		8,000	7,927
02/15/2031	9.000%		7,000	7,557
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%		11,617	11,661
HB Fuller Co.
10/15/2028	4.250%		27,000	25,896
HCA, Inc.
09/01/2030	3.500%		128,000	120,617
HealthEquity, Inc.(a)
10/01/2029	4.500%		19,000	18,376
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		19,000	17,523
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		22,000	22,481
Herc Holdings, Inc.(a)
07/15/2027	5.500%		17,000	16,982
06/15/2029	6.625%		17,000	17,614
Hess Midstream Operations LP(a)
02/15/2026	5.625%		42,000	42,006
HF Sinclair Corp.
04/15/2027	6.375%		15,000	15,256
02/01/2028	5.000%		27,000	26,827
Hightower Holding LLC(a)
04/15/2029	6.750%		26,000	24,874
01/31/2030	9.125%		33,000	34,437
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		5,000	4,995
02/01/2029	5.750%		7,000	6,815
04/15/2030	6.000%		26,000	25,333
02/01/2031	6.000%		36,000	34,965
04/15/2032	6.250%		9,000	8,764
11/01/2033	8.375%		16,000	17,244
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		13,000	12,988
03/15/2033	5.875%		6,000	6,114
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		16,000	16,210
Honeywell International, Inc.
11/02/2034	4.125%	EUR	234,000	275,422
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HUB International Ltd.(a)
12/01/2029	5.625%		44,000	43,156
01/31/2032	7.375%		15,000	15,503
HUB International, Ltd.(a)
06/15/2030	7.250%		54,000	56,299
iHeartCommunications, Inc.
05/01/2026	6.375%		11,082	9,687
05/01/2027	8.375%		10,385	5,506
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		8,000	5,453
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		15,000	15,149
Ingevity Corp.(a)
11/01/2028	3.875%		24,000	22,506
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		15,000	14,090
Intel Corp.
03/25/2050	4.750%		40,000	34,496
International Business Machines Corp.
02/06/2031	3.625%	EUR	245,000	281,917
IQVIA, Inc.(a)
05/15/2027	5.000%		15,000	14,907
01/15/2028	2.250%	EUR	100,000	105,941
05/15/2030	6.500%		9,000	9,394
Iris Holdings, Inc.(a),(g)
02/15/2026	8.750%		14,000	13,080
Iron Mountain, Inc.(a)
09/15/2027	4.875%		39,000	38,704
03/15/2028	5.250%		26,000	25,899
07/15/2028	5.000%		15,000	14,795
JPMorgan Chase & Co.(f)
07/22/2030	4.995%		90,000	92,479
11/08/2032	2.545%		191,000	167,996
JPMorgan Chase & Co.(a),(f)
07/25/2031	1.001%	EUR	600,000	593,312
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,872
06/01/2031	4.500%		15,000	13,731
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		8,000	7,969
Kinder Morgan Energy Partners LP
09/01/2044	5.400%		40,000	38,698
Kodiak Gas Services LLC(a)
02/15/2029	7.250%		35,000	36,237
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	436,506
Kroger Co. (The)
09/15/2064	5.650%		25,000	25,138
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
L Brands, Inc.(a)
07/01/2025	9.375%		4,000	4,105
10/01/2030	6.625%		5,000	5,094
L Brands, Inc.
06/15/2029	7.500%		7,000	7,268
11/01/2035	6.875%		16,000	16,688
L3Harris Technologies, Inc.
07/31/2033	5.400%		10,000	10,439
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%		19,000	20,139
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	49,888
02/01/2027	4.250%		5,000	4,874
06/15/2029	4.750%		20,000	19,544
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		16,000	15,008
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%		27,000	25,939
08/01/2031	8.250%		15,000	15,926
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		5,000	4,713
Light & Wonder International, Inc.(a)
09/01/2031	7.500%		8,000	8,391
Lightning Power LLC(a)
08/15/2032	7.250%		9,000	9,450
Lithia Motors, Inc.(a)
01/15/2031	4.375%		8,000	7,453
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%		36,000	35,928
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	111,567
Lockheed Martin Corp.
08/15/2034	4.800%		16,000	16,403
Lowe’s Companies, Inc.
04/01/2062	4.450%		80,000	67,773
09/15/2062	5.800%		3,000	3,139
Madison IAQ LLC(a)
06/30/2028	4.125%		19,000	18,348
06/30/2029	5.875%		16,000	15,590
Masterbrand, Inc.(a)
07/15/2032	7.000%		5,000	5,249
Matador Resources Co.(a)
04/15/2028	6.875%		11,000	11,181
04/15/2032	6.500%		28,000	27,943
04/15/2033	6.250%		14,000	13,792
Match Group Holdings II LLC(a)
10/01/2031	3.625%		25,000	22,398
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	27,000	26,691
06/01/2028	4.625%	7,000	6,806
Mattel, Inc.(a)
04/01/2026	3.375%	6,000	5,867
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	16,000	16,599
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	20,000	20,624
Meritage Homes Corp.(a)
04/15/2029	3.875%	18,000	17,184
MGM Resorts International
09/15/2029	6.125%	14,000	14,180
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	24,000	23,007
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	37,000	35,569
Morgan Stanley(f)
07/19/2035	5.320%	115,000	119,483
Subordinated
09/16/2036	2.484%	128,000	107,128
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	8,000	7,574
10/01/2029	5.250%	79,000	77,515
Nabors Industries Ltd.(a)
01/15/2028	7.500%	26,000	24,392
Nabors Industries, Inc.(a)
05/15/2027	7.375%	5,000	5,012
01/31/2030	9.125%	16,000	16,502
08/15/2031	8.875%	35,000	33,291
Navient Corp.
03/15/2028	4.875%	26,000	25,139
03/15/2029	5.500%	2,000	1,940
03/15/2031	11.500%	30,000	34,275
08/01/2033	5.625%	7,000	6,213
NCL Corp., Ltd.(a)
03/15/2026	5.875%	20,000	20,004
02/15/2029	7.750%	16,000	17,140
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	32,000	35,229
NCR Corp.(a)
10/01/2028	5.000%	22,000	21,586
04/15/2029	5.125%	3,000	2,934
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	27,000	26,432

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netflix, Inc.
04/15/2028	4.875%		56,000	57,340
11/15/2028	5.875%		17,000	18,112
05/15/2029	4.625%	EUR	250,000	298,330
05/15/2029	6.375%		3,000	3,276
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	25,246
06/15/2030	4.875%		40,000	41,248
Newell Brands, Inc.
06/01/2025	4.875%		11,000	10,939
09/15/2027	6.375%		3,000	3,041
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%		36,000	35,058
09/15/2027	4.500%		79,000	77,185
01/15/2029	7.250%		16,000	16,865
NiSource, Inc.
05/01/2030	3.600%		36,000	34,597
05/15/2047	4.375%		45,000	39,548
Noble Finance II LLC(a)
04/15/2030	8.000%		15,000	15,478
Norfolk Southern Corp.
06/15/2026	2.900%		95,000	93,064
Northrop Grumman Corp.
06/01/2034	4.900%		43,000	43,954
Novelis Corp.(a)
11/15/2026	3.250%		13,000	12,564
01/30/2030	4.750%		33,000	31,951
08/15/2031	3.875%		12,000	10,971
NRG Energy, Inc.
01/15/2027	6.625%		10,000	10,003
NRG Energy, Inc.(a)
02/15/2029	3.375%		12,000	11,189
02/15/2031	3.625%		70,000	63,469
NuStar Logistics LP
10/01/2025	5.750%		43,000	43,028
06/01/2026	6.000%		20,000	20,134
04/28/2027	5.625%		24,000	24,104
Occidental Petroleum Corp.
08/01/2027	5.000%		5,000	5,069
10/01/2054	6.050%		8,000	8,125
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%		24,000	22,907
11/15/2028	9.750%		51,000	54,464
10/01/2029	6.250%		14,000	13,546
06/15/2031	7.250%		26,000	27,058
OneMain Finance Corp.
01/15/2029	9.000%		10,000	10,595
03/15/2030	7.875%		18,000	18,826
09/15/2030	4.000%		16,000	14,244
05/15/2031	7.500%		17,000	17,505
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/15/2031	7.125%		7,000	7,087
Organon & Co./Foreign Debt Co-Issuer BV(a)
04/30/2028	2.875%	EUR	100,000	106,452
Organon Finance 1 LLC(a)
04/30/2028	4.125%		19,000	18,262
04/30/2031	5.125%		25,000	23,527
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		29,000	28,813
01/15/2029	4.250%		9,000	8,572
03/15/2030	4.625%		18,000	17,120
02/15/2031	7.375%		6,000	6,405
Pacific Gas and Electric Co.
07/01/2050	4.950%		65,000	59,194
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		39,000	39,005
05/15/2027	8.500%		5,000	5,023
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%		34,000	35,646
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%		2,000	1,996
05/15/2029	4.875%		20,000	19,364
02/01/2030	7.000%		9,000	9,340
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		1,100,000	1,094,081
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		3,000	2,970
07/01/2029	4.125%		19,000	17,309
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%		11,000	11,181
Performance Food Group, Inc.(a)
09/15/2032	6.125%		10,000	10,227
Permian Resources Operating LLC(a)
01/15/2032	7.000%		86,000	89,419
02/01/2033	6.250%		12,000	12,192
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%		32,000	30,678
02/15/2029	7.750%		39,000	38,471
Picard Midco, Inc.(a)
03/31/2029	6.500%		43,000	42,796
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%		40,000	35,528
Playtika Holding Corp.(a)
03/15/2029	4.250%		16,000	14,679
Post Holdings, Inc.(a)
04/15/2030	4.625%		29,000	27,737
09/15/2031	4.500%		28,000	26,177
02/15/2032	6.250%		17,000	17,513
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a),(h)
10/15/2034	6.250%	11,000	11,087
Prestige Brands, Inc.(a)
01/15/2028	5.125%	11,000	10,902
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	18,000	18,001
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	21,000	21,396
Raytheon Technologies Corp.
03/15/2027	3.500%	123,000	121,160
03/15/2032	2.375%	97,000	84,172
Resideo Funding, Inc.(a)
09/01/2029	4.000%	13,000	12,244
07/15/2032	6.500%	24,000	24,664
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	5,000	5,233
04/01/2032	6.500%	16,000	16,541
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	10,000	9,781
09/15/2029	4.000%	9,000	8,282
Roblox Corp.(a)
05/01/2030	3.875%	34,000	31,660
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	14,113
03/01/2031	3.875%	27,000	24,869
10/15/2033	4.000%	54,000	48,512
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	39,000	38,549
08/31/2026	5.500%	20,000	20,196
09/30/2031	5.625%	20,000	20,258
03/15/2032	6.250%	9,000	9,337
02/01/2033	6.000%	9,000	9,227
Ryan Specialty LLC(a)
08/01/2032	5.875%	8,000	8,131
SBA Communications Corp.
02/01/2029	3.125%	25,000	23,126
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	42,000	41,702
Scientific Games International, Inc.(a)
05/15/2028	7.000%	8,000	8,061
11/15/2029	7.250%	8,000	8,276
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	12,000	11,108
Select Medical Corp.(a)
08/15/2026	6.250%	29,000	29,184
Sempra Energy
06/15/2027	3.250%	260,000	253,150
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(a)
07/15/2032	6.625%		13,000	13,548
Service Properties Trust(a)
11/15/2031	8.625%		11,000	11,962
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		18,000	17,668
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		50,000	49,476
08/15/2032	6.750%		13,000	13,584
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	104,442
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		35,000	33,203
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		47,000	45,432
08/01/2027	5.000%		20,000	19,705
07/01/2030	4.125%		20,000	18,154
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		40,000	41,397
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%		29,000	30,027
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		5,000	5,004
SM Energy Co.
09/15/2026	6.750%		23,000	23,002
SM Energy Co.(a)
08/01/2029	6.750%		13,000	13,051
08/01/2032	7.000%		24,000	24,104
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%		14,000	15,194
11/15/2030	9.750%		13,000	14,501
Springleaf Finance Corp.
11/15/2029	5.375%		2,000	1,921
SS&C Technologies, Inc.(a)
06/01/2032	6.500%		14,000	14,471
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%		9,000	9,339
Standard Industries, Inc.(a)
02/15/2027	5.000%		10,000	9,926
Star Parent, Inc.(a)
10/01/2030	9.000%		47,000	50,497
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%		4,000	3,963
01/15/2031	7.250%		18,000	19,071
Sunoco LP(a)
05/01/2029	7.000%		26,000	27,181
05/01/2032	7.250%		18,000	19,066

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	13,000	13,495
Sunoco LP/Finance Corp.
05/15/2029	4.500%	10,000	9,605
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	16,000	16,700
Tallgrass Energy Partners LP/Finance Corp.(a)
02/15/2029	7.375%	35,000	35,387
Tenet Healthcare Corp.
02/01/2027	6.250%	44,000	44,078
11/01/2027	5.125%	14,000	13,959
06/15/2028	4.625%	8,000	7,859
10/01/2028	6.125%	25,000	25,207
01/15/2030	4.375%	34,000	32,638
05/15/2031	6.750%	14,000	14,603
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	32,000	31,670
01/15/2030	4.750%	31,000	29,655
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	24,235
02/15/2031	2.875%	14,000	12,725
04/15/2031	3.500%	53,000	49,927
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,604
03/01/2029	6.375%	44,000	45,381
12/15/2030	6.875%	27,000	28,274
03/01/2032	6.625%	45,000	46,901
01/15/2033	6.000%	36,000	36,510
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	42,000	41,289
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	27,000	27,607
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	26,000	26,786
Transocean, Inc.(a)
05/15/2029	8.250%	10,000	9,913
05/15/2031	8.500%	15,000	14,904
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	15,000	14,978
Uber Technologies, Inc.(a)
09/15/2027	7.500%	19,000	19,372
01/15/2028	6.250%	12,000	12,132
UKG, Inc.(a)
02/01/2031	6.875%	42,000	43,416
United Airlines, Inc.(a)
04/15/2026	4.375%	12,000	11,819
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	11,000	10,936
04/15/2029	5.500%	2,000	1,948
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
07/15/2064	5.750%		7,000	7,557
Univision Communications, Inc.(a)
08/15/2028	8.000%		27,000	27,613
06/30/2030	7.375%		10,000	9,669
US Bancorp(f)
06/12/2034	5.836%		57,000	60,827
US Foods, Inc.(a)
09/15/2028	6.875%		12,000	12,510
02/15/2029	4.750%		14,000	13,661
06/01/2030	4.625%		16,000	15,487
01/15/2032	7.250%		12,000	12,700
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%		5,000	5,045
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		11,000	11,329
USI, Inc.(a)
01/15/2032	7.500%		14,000	14,508
Vail Resorts, Inc.(a)
05/15/2032	6.500%		14,000	14,632
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%		4,000	4,164
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		28,000	26,461
08/15/2031	4.125%		37,000	34,408
11/01/2033	3.875%		20,000	17,948
Venture Global LNG, Inc.(a),(e),(f)
	9.000%		29,000	29,396
Venture Global LNG, Inc.(a)
02/01/2029	9.500%		14,000	15,740
01/15/2030	7.000%		15,000	15,394
06/01/2031	8.375%		27,000	28,460
02/01/2032	9.875%		36,000	40,006
Verizon Communications, Inc.
03/21/2031	2.550%		357,000	318,895
Viking Cruises Ltd.(a)
09/15/2027	5.875%		20,000	19,966
02/15/2029	7.000%		26,000	26,322
07/15/2031	9.125%		24,000	26,227
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		15,000	15,002
05/01/2029	4.375%		11,000	10,651
10/15/2031	7.750%		75,000	80,724
04/15/2032	6.875%		13,000	13,685
Warnermedia Holdings, Inc.
05/17/2033	4.693%	EUR	238,000	263,571
03/15/2052	5.141%		4,000	3,084
03/15/2062	5.391%		61,000	46,690
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		41,000	40,858
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%		37,000	38,576
Wells Fargo & Co.(f)
10/30/2030	2.879%		5,000	4,638
WESCO Distribution, Inc.(a)
06/15/2028	7.250%		18,000	18,429
03/15/2029	6.375%		21,000	21,703
03/15/2032	6.625%		27,000	28,111
White Cap Buyer LLC(a)
10/15/2028	6.875%		35,000	35,342
Williams Companies, Inc. (The)
08/15/2028	5.300%		40,000	41,318
Williams Scotsman, Inc.(a)
06/15/2029	6.625%		9,000	9,272
Windstream Escrow LLC/Finance Corp.(a),(h)
10/01/2031	8.250%		17,000	17,314
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%		26,000	22,946
WR Grace Holdings LLC(a)
06/15/2027	4.875%		42,000	41,384
08/15/2029	5.625%		52,000	48,842
03/01/2031	7.375%		5,000	5,235
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		7,000	6,914
03/15/2033	6.250%		22,000	22,297
Zebra Technologies Corp.(a)
06/01/2032	6.500%		38,000	39,700
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		43,000	39,725
Total				22,359,579
Total Corporate Bonds & Notes (Cost $41,778,464)				41,499,878

Foreign Government Obligations(c),(i) 14.7%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%		200,000	165,605
Australia 0.6%
NBN Co., Ltd.(a)
03/15/2029	4.125%	EUR	400,000	467,026
Brazil 0.5%
Brazilian Government International Bond
06/12/2030	3.875%		400,000	373,223
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		15,000	14,906
06/01/2027	5.250%		12,000	11,872
11/15/2028	8.500%		8,000	8,550
05/15/2029	4.250%		24,000	22,315
02/15/2030	9.000%		33,000	35,744
Total				93,387
Chile 0.4%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		200,000	148,408
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	217,170
Total				365,578
Colombia 0.6%
Colombia Government International Bond
01/30/2030	3.000%		400,000	342,805
04/15/2031	3.125%		200,000	165,299
Total				508,104
Dominican Republic 0.4%
Dominican Republic International Bond(a)
04/20/2027	8.625%		200,000	208,769
01/30/2060	5.875%		150,000	140,910
Total				349,679
Egypt 0.4%
Egypt Government International Bond(a)
03/01/2049	8.700%		355,000	289,958
France 0.2%
Electricite de France SA(a),(e),(f)
	6.000%	GBP	100,000	132,882
Germany 0.8%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	435,500
Bundesrepublik Deutschland Bundesanleihe(a),(j)
02/15/2030	0.000%	EUR	250,000	251,668
Total				687,168
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	187,943
Greenko Dutch BV(a)
03/29/2026	3.850%		179,000	172,782

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	187,049
Total				547,774
Indonesia 0.7%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	402,369
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	197,474
Total				599,843
Ireland 0.1%
Permanent TSB Group Holdings PLC(a),(f)
06/30/2029	6.625%	EUR	100,000	123,210
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	249,590
06/15/2033	6.125%		200,000	187,903
Total				437,493
Kazakhstan 0.2%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	198,344
Luxembourg 0.2%
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	190,000	194,659
Mexico 1.3%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		200,000	168,575
Mexico Government International Bond
05/24/2031	2.659%		400,000	343,864
05/29/2031	7.750%	MXN	1,010,000	47,671
05/07/2036	6.000%		200,000	203,976
Petroleos Mexicanos
02/16/2032	6.700%		300,000	268,786
Total				1,032,872
Mongolia 0.2%
Mongolia Government International Bond(a)
07/07/2031	4.450%		200,000	177,617
Netherlands 0.7%
Stedin Holding NV(a),(e),(f)
	1.500%	EUR	150,000	157,329
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TenneT Holding BV(a),(e),(f)
	2.374%	EUR	250,000	273,732
	4.875%	EUR	100,000	112,645
Total				543,706
Nigeria 0.2%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	153,169
Oman 0.3%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	216,403
Panama 0.5%
Panama Government International Bond
01/23/2030	3.160%		200,000	178,990
07/23/2060	3.870%		400,000	251,720
Total				430,710
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	186,473
Qatar 1.0%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	400,329
04/23/2048	5.103%		250,000	257,102
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	175,836
Total				833,267
Romania 0.3%
Romanian Government International Bond(a)
02/14/2051	4.000%		342,000	249,543
Saudi Arabia 1.2%
Gaci First Investment Co.(a)
02/14/2053	5.125%		250,000	227,068
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	288,591
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	461,995
Total				977,654
Serbia 0.5%
Serbia International Bond(a)
12/01/2030	2.125%		500,000	419,013
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2049	5.750%		200,000	166,127
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	327,380,000	253,691
Turkey 0.2%
Turkey Government International Bond
01/14/2041	6.000%		200,000	175,983
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		250,000	183,474
04/16/2050	3.875%		200,000	167,771
DP World PLC(a)
07/02/2037	6.850%		400,000	454,644
Total				805,889
Total Foreign Government Obligations (Cost $12,642,495)				12,156,050

Residential Mortgage-Backed Securities - Agency 0.3%

United States 0.3%
Federal National Mortgage Association(b),(k)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.655%		109,974	14,029
Federal National Mortgage Association(k)
CMO Series 2021-3 Class TI
02/25/2051	2.500%		494,242	82,565
Government National Mortgage Association(b),(k)
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.125%		78,707	12,062
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.025%		56,887	6,973
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.975%		236,230	29,379
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.975%		281,947	40,519
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.225%	253,011	36,384
Total			221,911
Total Residential Mortgage-Backed Securities - Agency (Cost $269,533)			221,911

Residential Mortgage-Backed Securities - Non-Agency 9.3%

Bermuda 0.1%
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.645%	98,760	99,672
United States 9.2%
A&D Mortgage Trust(a),(l)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	727,733	743,011
Angel Oak Mortgage Trust(a),(l)
CMO Series 2024-6 Class A1
11/25/2067	4.650%	633,769	635,822
BVRT Financing Trust(a),(b),(m)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	335,288	335,288
CHNGE Mortgage Trust(a),(l)
CMO Series 2023-3 Class M1
07/25/2058	8.258%	300,000	310,340
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.627%	650,000	537,506
CIM Trust(a),(l)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	159,952	159,392
Deephaven Residential Mortgage Trust(a),(l)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	250,000	246,178
Homeward Opportunities Fund I Trust(a),(l)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	386,874
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	100,000	98,977
LHOME Mortgage Trust(a),(l)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	400,000	405,299

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	300,000	305,174
New Residential Mortgage Loan Trust(a),(l)
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.997%	500,000	388,811
OBX Trust(a),(l)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	310,457	256,681
Preston Ridge Partners Mortgage Trust(a),(l)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.432%	248,000	241,537
PRET LLC(a),(l)
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	500,000	504,720
Pretium Mortgage Credit Partners(a),(l)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	236,833	235,690
PRPM Trust(a),(l)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	250,000	240,380
SG Residential Mortgage Trust(a),(l)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	396,640
Stanwich Mortgage Loan Co. LLC(a),(l)
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	500,000	483,897
VCAT Asset Securitization LLC(a),(l)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	303,987	302,599
Verus Securitization Trust(a),(l)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	379,134
Total			7,593,950
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $7,430,255)			7,693,622

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.445%	32,093	31,930
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.695%	20,000	19,325
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 01/30/2031	8.555%	14,850	14,850
Total			66,105
Total Senior Loans (Cost $66,716)			66,105

U.S. Treasury Obligations 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.5%
U.S. Treasury
05/31/2026	4.875%	2,000,000	2,036,875
Total U.S. Treasury Obligations (Cost $2,003,357)			2,036,875

Money Market Funds 8.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(o),(p)	6,962,390	6,961,694
Total Money Market Funds (Cost $6,960,845)		6,961,694
Total Investments in Securities (Cost $79,990,089)		78,771,414
Other Assets & Liabilities, Net		3,871,727
Net Assets		$82,643,141
At September 30, 2024, securities and/or cash totaling $649,088 were pledged as collateral.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,138,000 EUR	22,474,814 USD	Citi	11/13/2024	17,802	—
2,785,000 GBP	3,716,247 USD	JPMorgan	11/13/2024	—	(6,992)
Total				17,802	(6,992)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	90	12/2024	USD	10,285,313	—	(32,038)
U.S. Treasury 5-Year Note	173	12/2024	USD	19,009,727	67,224	—
U.S. Treasury Ultra Bond	11	12/2024	USD	1,464,031	—	(10,320)
Total					67,224	(42,358)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(15)	12/2024	EUR	(2,023,800)	—	(24,277)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	USD	2,400,000	(620)	—	—	—	(620)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $54,750,503, which represents 66.25% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Represents a security in default.
(e)	Perpetual security with no specified maturity date.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Zero coupon bond.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(m)	Valuation based on significant unobservable inputs.
(n)
The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	The rate shown is the seven-day current annualized yield at September 30, 2024.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(p)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	5,802,206	39,582,747	(38,423,874)	615	6,961,694	(744)	253,249	6,962,390
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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